CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable, allowances	$ 828	$ 437
Ordinary shares, shares authorized	11,500,000,000	11,500,000,000
Ordinary shares, shares issued	1,022,958,567	1,018,468,804
Ordinary shares, shares outstanding	1,022,958,567	1,018,468,804
Class A Ordinary Shares
Ordinary shares, shares authorized	10,000,000,000	10,000,000,000
Ordinary shares, shares issued	679,594,924	652,938,412
Treasury shares	6,745,955	6,745,955
Class B Ordinary Shares
Ordinary share, par value	$ 0	$ 0
Ordinary shares, shares authorized	1,500,000,000	1,500,000,000
Ordinary shares, shares outstanding	343,363,643	365,530,392